ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Customer advances and deferred income	$ 3,860	$ 3,429
Compensation, benefit and other employee related	1,401	1,328
Income taxes	791	957
Accrued interest	384	379
Other taxes	215	252
Product warranties and performance guarantees	180	202
Environmental costs	180	237
Derivative liabilities	178	0
Operating lease liabilities	174	176
Repositioning	172	181
Insurance	45	60
Asbestos-related liabilities	0	157
Other (primarily operating expenses)	882	697
Total Accrued liabilities	8,462	8,055
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accrued liabilities	$ 484
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accrued liabilities		$ 110